RENT OBLIGATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Rent Obligation [Abstract]
Leases of Lessee Disclosure [Text Block]

NOTE 7 – RENT OBLIGATION

The Company leases its principal office under a non-cancelable lease that extends five years. In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was $39,593 in the nine months ended September 30, 2012 and $37,095 in the nine months ended September 30, 2011. The Company moved its headquarters on May 1, 2012. The rental management remains the same and the Company is operating on a month to month lease with no escalations.

NOTE 9 – RENT OBLIGATION

The Company leases its principal office under a non-cancelable lease that extends five years and expires October 2013. In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was $49,975 and $49,863 for 2011 and 2010, respectively.

The Company’s rent obligation for the years 2012 and 2013 is as follows:

2012	$31,000
2013	$26,000